Consolidated Statements of Deficit (USD $) In Millions, unless otherwise specified	12 Months Ended			25 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011
Beginning Balance	$ (663.9)	$ (1,588.7)	$ (1,311.0)
Consolidated net income	59.3	120.1	156.8
Stock-based compensation	13.5	14.8	21.2
Dividends declared to preferred holders	(4.0)	(12.1)	(16.2)
Dividends declared to noncontrolling interests			(3.5)
Sale of subsidiary	1.5		(1.4)
Common stock repurchases	(35.7)	(11.7)		(47.3)
Translation adjustments	(66.3)	(40.1)	17.7
Postretirement plans	(756.8)	853.8	(452.3)
Ending Balance	(1,452.4)	(663.9)	(1,588.7)	(1,452.4)
Total Unisys Corporation
Beginning Balance	(700.5)	(1,600.2)	(1,318.1)
Consolidated net income	46.7	108.5	145.6
Stock-based compensation	13.5	14.8	21.2
Dividends declared to preferred holders	(4.0)	(12.1)	(16.2)
Common stock repurchases	(35.7)	(11.7)
Translation adjustments	(61.0)	(42.5)	14.8
Postretirement plans	(719.0)	842.7	(447.5)
Ending Balance	(1,460.0)	(700.5)	(1,600.2)	(1,460.0)
Preferred Stock
Beginning Balance	249.7				249.7
Preferred stock conversion	(249.7)
Ending Balance			249.7		249.7
Common Stock Par Value
Beginning Balance	0.4				0.4
Preferred stock conversion	0.1
Ending Balance	0.5		0.4	0.5	0.4
Accumulated Deficit
Beginning Balance	(1,782.5)	(1,891.0)	(2,036.6)
Consolidated net income	46.7	108.5	145.6
Ending Balance	(1,735.8)	(1,782.5)	(1,891.0)	(1,735.8)
Treasury Stock At Cost
Beginning Balance	(62.4)	(48.8)	(48.1)
Stock-based compensation	(1.5)	(1.9)	(0.7)
Common stock repurchases	(35.7)	(11.7)
Ending Balance	(99.6)	(62.4)	(48.8)	(99.6)
Paid-in Capital
Beginning Balance	4,227.7	4,223.1	4,217.4
Stock-based compensation	15.0	16.7	21.9
Dividends declared to preferred holders	(4.0)	(12.1)	(16.2)
Preferred stock conversion	249.6
Ending Balance	4,488.3	4,227.7	4,223.1	4,488.3
Accumulated Other Comprehensive Loss
Beginning Balance	(3,333.4)	(4,133.6)	(3,700.9)
Translation adjustments	(61.0)	(42.5)	14.8
Postretirement plans	(719.0)	842.7	(447.5)
Ending Balance	(4,113.4)	(3,333.4)	(4,133.6)	(4,113.4)
Non- controlling Interests
Beginning Balance	36.6	11.5	7.1
Consolidated net income	12.6	11.6	11.2
Dividends declared to noncontrolling interests			(3.5)
Sale of subsidiary	1.5		(1.4)
Translation adjustments	(5.3)	2.4	2.9
Postretirement plans	(37.8)	11.1	(4.8)
Ending Balance	$ 7.6	$ 36.6	$ 11.5	$ 7.6